LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Land Use Rights [Line Items]
Land use rights, gross	$ 1,136,590	$ 1,129,566
Less: accumulated amortization	(570,239)	(546,784)
Land use rights, net	566,351	582,782
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	81,209	80,707
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	400,427	397,953
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 654,954	$ 650,906